UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.3%
	CONSUMER, CYCLICAL – 4.4%
	HOTELS & MOTELS – 4.4%
16,000	Hilton Worldwide Holdings, Inc.*	$394,080
7,500	Starwood Hotels & Resorts Worldwide, Inc.	624,075
		1,018,155
		1,018,155
	FINANCIAL – 94.9%
	REITS-APARTMENTS – 18.5%
12,000	American Campus Communities, Inc. - REIT	437,400
6,800	AvalonBay Communities, Inc. - REIT	958,596
15,000	Camden Property Trust - REIT	1,027,950
5,050	Essex Property Trust, Inc. - REIT	902,688
35,000	UDR, Inc. - REIT	953,750
		4,280,384
	REITS-DATA CENTERS/TECH – 10.5%
8,000	American Tower Corp. - REIT	749,040
15,000	CoreSite Realty Corp. - REIT	493,050
9,000	Crown Castle International Corp. - REIT	724,770
19,000	CyrusOne, Inc. - REIT	456,760
		2,423,620
	REITS-DIVERSIFIED – 1.7%
16,000	Washington Real Estate Investment Trust - REIT	406,080

	REITS-HOTELS – 5.4%
125,000	Hersha Hospitality Trust - REIT	796,250
21,000	Host Hotels & Resorts, Inc. - REIT	447,930
		1,244,180
	REITS-INDUSTRIAL – 8.0%
31,000	Duke Realty Corp. - REIT	532,580
10,500	EastGroup Properties, Inc. - REIT	636,195
18,000	Prologis, Inc. - REIT	678,600
		1,847,375
	REITS-OFFICE PROPERTY – 14.1%
10,000	Boston Properties, Inc. - REIT	1,157,600
34,000	Cousins Properties, Inc. - REIT	406,300
21,500	Douglas Emmett, Inc. - REIT	551,905
18,000	Hudson Pacific Properties, Inc. - REIT	443,880
7,000	Vornado Realty Trust - REIT	699,720
		3,259,405
	REITS-REGIONAL MALLS – 20.7%
21,200	General Growth Properties, Inc. - REIT	499,260
13,000	Macerich Co. - REIT	829,790

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	REITS-REGIONAL MALLS (Continued)
13,500	Simon Property Group, Inc. - REIT	$2,219,670
16,000	Tanger Factory Outlet Centers, Inc. - REIT	523,520
10,000	Taubman Centers, Inc. - REIT	730,000
		4,802,240
	REITS-SHOPPING CENTERS – 8.0%
34,000	AmREIT, Inc. - REIT	780,980
27,000	Kite Realty Group Trust - REIT	654,480
13,000	Weingarten Realty Investors - REIT	409,500
		1,844,960
	REITS-STORAGE – 8.0%
15,000	Extra Space Storage, Inc. - REIT	773,550
14,500	Sovran Self Storage, Inc. - REIT	1,078,220
		1,851,770
		21,960,014
	TOTAL COMMON STOCKS (Cost $21,901,028)	22,978,169

Principal Amount

	SHORT-TERM INVESTMENTS – 0.2%
$54,294	UMB Money Market Fiduciary, 0.01%1	54,294

	TOTAL SHORT-TERM INVESTMENTS (Cost $54,294)	54,294

	TOTAL INVESTMENTS – 99.5% (Cost $21,955,322)	23,032,463
	Other Assets in Excess of Liabilities – 0.5%	125,032

	TOTAL NET ASSETS – 100.0%	$23,157,495

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

West Loop Realty Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Note 1 – Organization
West Loop Realty Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 30, 2014, the Fund was known as Chilton Realty Income and Growth Fund. The Fund seeks to achieve current income and long-term growth of capital. The Fund commenced investment operations on December 31, 2013, with three classes of shares, Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

West Loop Realty
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

(b) Real Estate Market Risk
The Fund concentrates investment of its assets in the real estate industry. Therefore, investment in the Fund will be closely linked to the performance of the real estate markets and will be susceptible to adverse economic, legal, regulatory, employment, cultural or technological developments in the industry.

Note 3 – Federal Income Taxes
At September 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$21,955,322

Gross unrealized appreciation	1,309,535
Gross unrealized depreciation	(232,394)

Net unrealized appreciation	$1,077,141

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

West Loop Realty
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$22,978,169	$-	$-	$22,978,169
Short-Term Investments	54,294	-	-	54,294
Total Investments	$23,032,463	$-	$-	$23,032,463

1	For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/01/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/01/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/01/14